     As filed with the Securities and Exchange Commission on March 31, 1999

                                                      1933 Act File No. 33-34502
                                                      1940 Act File No. 811-6102

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                -----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 14

                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 16


                             MFS(R) SERIES TRUST VI
               (Exact Name of Registrant as Specified in Charter)

              500 Boylston, Street, Boston, Massachusetts 02116
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: 617-954-5000
          Stephen E. Cavan, Massachusetts Financial Services Company
               500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)


|_| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|X| |_| 60 days after filing pursuant to paragraph (a)(i)
|_| _________________ pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                            MFS(R) GLOBAL EQUITY FUND


            SUPPLEMENT DATED JUNE 1, 1999 TO THE CURRENT PROSPECTUS

THIS SUPPLEMENT DESCRIBES THE FUND'S CLASS J SHARES, AND IT SUPPLEMENTS CERTAIN INFORMATION IN THE FUND'S PROSPECTUS DATED MARCH 1, 1999. THE CAPTION HEADINGS USED IN THIS SUPPLEMENT CORRESPOND WITH THE CAPTION HEADINGS USED IN THE PROSPECTUS.

Class J shares are available for purchase only by Japanese investors. Class J shares may only be offered or sold outside the United States and this supplement does not constitute an offer of class J shares to any person who resides within the United States.

1. EXPENSE SUMMARY


   EXPENSE TABLE. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:


   SHAREHOLDER FEES (fees paid directly from your investment)
                                                                         Class J
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price) .............................   3.00%

      Maximum Deferred Sales Charge (Load) (as a percentage
      of original purchase price or redemption proceeds, whichever
      is less) ........................................................    None


   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


      Management Fees ...........................................         1.00%
      Distribution and Service (12b-1) Fees .....................         0.95%
      Other Expenses(1) (2) .....................................         0.35%
                                                                          ----
      Total Annual Fund Operating Expenses ......................         2.30%

----------


(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund.

(2) "Other Expenses" are estimated.

   EXAMPLE OF EXPENSES. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Class J expenses are as follows:


          SHARE CLASS     YEAR 1       YEAR 3
          -----------     ------       ------

        Class J shares     $527         $997

2. DESCRIPTIONS OF SHARE CLASSES

   Five classes of shares of the fund currently are offered for sale, class A shares, class B shares, class C shares, class I shares and class J shares. Class A shares, class B shares, class C shares and class I shares are described in the fund's prospectus and are available for purchase by the general public or by certain institutional investors, and class J shares are described below.

   CLASS J SHARES. Class J shares are offered exclusively to Japanese investors through financial institutions in Japan. Class J shares are offered at net asset value plus an initial sales charge as follows:

                                       Sales Charge as
                                        Percentage of:
                                 ----------------------------
Amount of Purchase                                 Net Amount
                                 Offering Price     Invested
All amounts                          3.00%           3.09%

   DISTRIBUTION AND SERVICE FEES. The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of J shares and the services provided to you by your financial adviser. The class J annual distribution and service fees are equal to 0.95% shares (0.25% service fee and 0.70% distribution fee), and are paid out of the assets of class J. These fees are paid to MFD by the fund, and MFD in turns pays a portion of these fees to dealers.


3. HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES


The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

   HOW TO PURCHASE SHARES. You can establish an account by having your financial adviser process your purchase. The minimum initial investment is 100 shares and the minimum subsequent investment is 10 shares. Investments may only be made in increments of 10 shares.

   HOW TO EXCHANGE SHARES. Some or all of the Class J shares in an account with the fund for which payment has been received by the fund (i.e., an established account) may be exchanged for class J shares of any of the other funds in the MFS Family of Funds ("MFS Funds") offered through your financial institution at net asset value. Class J shares do not convert to any other class of shares of the fund.

   HOW TO REDEEM SHARES. You may withdraw all or any portion of the value of your account on any date the fund is open for business by selling your shares to the fund through a dealer, who may charge you a fee. If the dealer receives your order prior to the close of regular trading on the New York Stock Exchange and communicates it to MFS before the close of the business on the same day, you will receive the net asset value calculated on that day, reduced by an amount of any income tax required to be withheld.

4. INVESTOR SERVICES AND PROGRAMS
   The shareholder services, as described in the Prospectus, do not apply to Class J shares, except that shareholders will receive confirmation statements and tax information and will receive all dividend and capital gain distributions in cash.
                  THE DATE OF THIS SUPPLEMENT IS JUNE 1, 1999.

THE PROSPECTUS DATED MARCH 1, 1999 OF MFS GLOBAL EQUITY FUND (THE "FUND") IS INCORPORATED IN THIS POST-EFFECTIVE AMENDMENT NO. 14 BY REFERENCE TO THE PROSPECTUS OF THE FUND FILED BY THE REGISTRANT PURSUANT TO RULE 497 UNDER THE SECURITIES ACT OF 1933, AS AMENDED, WITH THE SECURITIES AND EXCHANGE COMMISSION VIA EDGAR ON MARCH 2, 1999.

THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999 OF MFS GLOBAL EQUITY FUND (THE "FUND") IS INCORPORATED IN THIS POST-EFFECTIVE AMENDMENT NO. 14 BY REFERENCE TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE FUND FILED BY THE REGISTRANT PURSUANT TO RULE 497 UNDER THE SECURITIES ACT OF 1933, AS AMENDED, WITH THE SECURITIES AND EXCHANGE COMMISSION VIA EDGAR ON MARCH 2, 1999.

                               MFS SERIES TRUST VI

                            MFS(R) Global Equity FunD

                                     PART C


ITEM 23.    FINANCIAL STATEMENTS AND EXHIBITS

            MFS GLOBAL TOTAL RETURN FUND

            (a) FINANCIAL STATEMENTS INCLUDED IN PART A: For the five years ended October 31, 1998:

                     FINANCIAL STATEMENTS INCLUDED IN PART B:
                     At October 31, 1998:
                        Portfolio of Investments*
                        Statement of Assets and Liabilities*

                     For the two years ended October 31, 1998:
                        Statement of Changes in Net Assets*

                      For the year ended October 31, 1998:
                        Statement of Operations*
----------

* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated October 31, 1998, filed with the Securities and Exchange Commission ("SEC") on December 30, 1998.


            MFS UTILITIES FUND

            (a) FINANCIAL STATEMENTS INCLUDED IN PART A: For the five years ended October 31, 1998:
                        Financial Highlights

                     FINANCIAL STATEMENTS INCLUDED IN PART B:
                     At October 31, 1998:
                        Portfolio of Investments*
                        Statement of Assets and Liabilities*

                     For the two years ended October 31, 1998:
                        Statement of Changes in Net Assets*

                     For the year ended October 31, 1998:
                        Statement of Operations*

----------

* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated October 31, 1998, filed with the SEC on December 30, 1998.


            MFS GLOBAL EQUITY FUND

            (a) FINANCIAL STATEMENTS INCLUDED IN PART A: For the five years ended October 31, 1998:
                        Financial Highlights

                     FINANCIAL STATEMENTS INCLUDED IN PART B:
                     At October 31, 1998:
                        Portfolio of Investments*
                        Statement of Assets and Liabilities*

                     For the year ended October 31, 1998:
                        Statement of Operations*

                     For the two years ended October 31, 1998:
                        Statement of Changes in Net Assets*

----------

* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated October 31, 1998, filed with the SEC on December 30, 1998.

                           -------------------------

            (b) EXHIBITS

                 1  (a) Amended and Restated Declaration of Trust of the
                        Registrant, dated February 2, 1995.  (1)

                    (b) Amendment to Declaration of Trust, dated June 12,
                        1996.  (5)

                    (c) Amendment to the Declaration of Trust redesignating
                        Class P shares as Class I Shares, dated December 19, 1996. (9)


                    (d) Amendment to the Declaration of Trust to change the
                        names of certain series of the Trust, dated August 24, 1998. (12)

                    (e) Form of Certification of Amendment to The Declaration
                        of Trust - Establishment and Designation of Classes; filed herewith.


                 2      Amended and Restated By-Laws, dated December 14, 1994.
                        (1)

                 3 Form of Certificate representing ownership of the Registrant's Classes of Shares. (4)

                 4  (a) Investment Advisory Agreement between MFS Worldwide
                        Total Return Trust and Massachusetts Financial Services Company, dated August 10, 1990. (1)

                    (b) Investment Advisory Agreement between MFS Utilities
                        Fund and Massachusetts Financial Services Company, dated September 1, 1993. (1)

                    (c) Investment Advisory Agreement between MFS World Equity
                        Fund and Massachusetts Financial Services Company, dated September 1, 1993. (1)


                    (d) Amendment to the Investment Advisory Agreement between
                        MFS Global Equity Fund (formerly, MFS World Equity Fund) and Massachusetts Financial Services Company, dated as of July 1, 1998. (12)


                 5 (a) Dealer Agreement between MFS Fund Distributors, Inc. ("MFD") and a dealer, dated December 28, 1994 and the Mutual Fund Agreement between MFD and a bank or NASD affiliate, as amended on April 11, 1997. (6)

                    (b) Distribution Agreement between the Trust and MFS Fund
                        Distributors, Inc., dated January 1, 1995.  (1)


                 6 Retirement Plan for Non-Interested Person Trustees, dated February 10, 1999. (13)


                 7  (a) Custodian Agreement between Registrant and State
                        Street Bank and Trust Company, dated August 10,
                        1990.  (1)

                    (b) Amendment to Custodian Agreement, dated September 5,
                        1990.  (1)

                    (c) Amendment to Custodian Agreement, dated September 11,
                        1991.  (1)

                 8  (a) Shareholder Servicing Agreement between the
                        Registrant and MFS Service Center, Inc., dated August 10, 1990. (1)

                    (b) Amendment to Shareholder Servicing Agreement, dated
                        January 1, 1998.  (13)

                    (c) Exchange Privilege Agreement dated July 30, 1997 , 1995.
                        (3)

                    (d) Dividend Disbursing Agency Agreement, dated August
                        10, 1990.  (1)

                    (e) Loan Agreement by and among the Banks named therein, the
                        MFS Funds named therein, and The First National Bank of Boston, dated February 21, 1995. (2)

                    (f) Third Amendment dated February 14, 1997 to Loan
                        Agreement dated February 21, 1995 by and among the Banks named therein and the First National Bank of Boston. (7)

                    (g) Master Administrative Services Agreement, dated March 1,
                        1997, as amended. (10)


                 9  (a) Consent and Opinion of Counsel, dated February 25,
                        1998.  (11)

                    (b) Legal Opinion Consent, dated March 31, 1999; filed
                        herewith.

                10  (a) Consent of Ernst & Young LLP - MFS Global Total
                        Return Fund, MFS Utilities Fund and MFS Global Equity Fund. (12).

                    (b) Consent of Deloitte & Touche LLP - MFS Global Equity
                        Fund.  (12).


                11      Not Applicable.

                12      Not Applicable.


                13 Form of Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated April 14, 1999; filed herewith.

                14      Financial Data Schedules for each Class of each Series.
                        (12).


                15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated May 27, 1998. (8).

                        Power of Attorney, dated August 11, 1994.  (1)
                        Power of Attorney, dated February 19, 1998.  (11)
----------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the SEC via EDGAR on October 23, 1995.
(2) Incorporated by reference to Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(3) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.
(4) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the SEC via EDGAR on August 28, 1996.
(6) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 24 filed with the SEC via EDGAR on May 29, 1997.
(7) Incorporated by reference to MFS Series Trust I (File No. 33-7638 and 811-4777) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on June 26, 1997.
(8) Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 27 filed with the SEC via EDGAR on May 29, 1998.
(9)  Incorporated by reference to the Registrant's Post-Effective Amendment
     No. 11 filed with the SEC via EDGAR on February 28, 1997.
(10) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on March 11, 1998.
(11) Incorporated by reference to the Registrant's Post-Effective Amendment
     No. 12 filed with the SEC via EDGAR on February 27, 1998.

(12) Incorporated by reference to the Registrant's Post-Effective Amendment No. 13 filed with the SEC via EDGAR on December 30, 1998.
(13) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Not applicable.

ITEM 25.    INDEMNIFICATION

            Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust dated February 2, 1995; and (b)
Section 9 of the Shareholder Servicing Agent Agreement, both of which were filed with the SEC on October 23, 1995 as part of the Registrant's Post-Effective Amendment No. 8.

            The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has five series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Intermediate Investment Grade Bond
Fund), MFS Series Trust X (which has seven series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            MFS also serves as investment adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has ten series) and MFS Variable Insurance Trust ("MVI") (which has thirteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

            In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

            Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

            MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

            MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

            MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

            MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

            MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

            MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

            MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

            MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

            Massachusetts Investment Management Co., Ltd. (MIMCO), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

            MFS Heritage Trust Company ("MFS Trust"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

            MIMCO

            Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

            MFS

            The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President and Secretary, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Joseph W. Dello Russo is also Chief Financial Officer and Chief Administrative Officer), (Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

            MASSACHUSETTS INVESTORS TRUST
            MASSACHUSETTS INVESTORS GROWTH STOCK FUND
            MFS GROWTH OPPORTUNITIES FUND
            MFS GOVERNMENT SECURITIES FUND
            MFS SERIES TRUST I
            MFS SERIES TRUST V
            MFS SERIES TRUST VI
            MFS SERIES TRUST X
            MFS GOVERNMENT LIMITED MATURITY FUND

            Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

            MFS SERIES TRUST II

            Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS GOVERNMENT MARKETS INCOME TRUST
            MFS INTERMEDIATE INCOME TRUST

            Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS SERIES TRUST III

            James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS SERIES TRUST IV
            MFS SERIES TRUST IX

            Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS SERIES TRUST VII

            Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS SERIES TRUST VIII

            Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John
D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS MUNICIPAL SERIES TRUST

            Robert A. Dennis is Vice President, Geoffrey L. Schechter, Vice President of MFS, is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS VARIABLE INSURANCE TRUST
            MFS SERIES TRUST XI
            MFS INSTITUTIONAL TRUST

            Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS MUNICIPAL INCOME TRUST

            Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS MULTIMARKET INCOME TRUST
            MFS CHARTER INCOME TRUST

            Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS SPECIAL VALUE TRUST

            Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS/SUN LIFE SERIES TRUST

            John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MONEY MARKET VARIABLE ACCOUNT
            HIGH YIELD VARIABLE ACCOUNT
            CAPITAL APPRECIATION VARIABLE ACCOUNT
            GOVERNMENT SECURITIES VARIABLE ACCOUNT
            TOTAL RETURN VARIABLE ACCOUNT
            WORLD GOVERNMENTS VARIABLE ACCOUNT
            MANAGED SECTORS VARIABLE ACCOUNT

            John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

            MIL FUNDS

            Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS MERIDIAN FUNDS

            Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

            VERTEX

            Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

            MIL

            Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

            MIL-UK

            Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

            MFSI - AUSTRALIA

            Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

            MFS HOLDINGS - AUSTRALIA

            Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

            MFD

            Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

            MFSC

            Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

            MFSI

            Thomas J. Cashman, Jr., Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

            RSI

            Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

            The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

            In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

            Donald A. Stewart          President and a Director, Sun Life
                                        Assurance Company of Canada, Sun Life
                                        Centre, 150 King Street West,
                                        Toronto, Ontario, Canada (Mr. Stewart
                                        is also an officer and/or Director of
                                        various subsidiaries and affiliates
                                        of Sun Life)

            John D. McNeil             Chairman, Sun Life Assurance Company
                                        of Canada, Sun Life Centre, 150 King
                                        Street West, Toronto, Ontario, Canada
                                        (Mr. McNeil is also an officer and/or
                                        Director of various subsidiaries and
                                        affiliates of Sun Life)

            Joseph W. Dello Russo      Director of Mutual Fund Operations,
                                        The Boston Company, Exchange Place,
                                        Boston, Massachusetts (until August,
                                        1994)


ITEM 27.    DISTRIBUTORS

            (a) Reference is hereby made to Item 26 above.

            (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

            (c) Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

            The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                      NAME                               ADDRESS
                      ----                               -------

            Massachusetts Financial Services       500 Boylston Street
              Company (investment adviser)         Boston, MA  02116

            MFS Fund Distributors, Inc.            500 Boylston Street
              (principal underwriter)              Boston, MA  02116

            State Street Bank and                  State Street South
            Trust Company (custodian)              5 - West
                                                   North Quincy, MA  02171

            MFS Service Center, Inc.               500 Boylston Street
              (transfer agent)                           Boston, MA  02116

ITEM 29.    MANAGEMENT SERVICES

            Not applicable.

ITEM 30.    UNDERTAKINGS

            Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of March, 1999.


                                          MFS SERIES TRUST VI


                                          By:    JAMES R. BORDEWICK, JR.
                                              -----------------------------
                                          Name:  James R. Bordewick, Jr.
                                          Title: Assistant Secretary


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on March 30, 1999.


         SIGNATURE                                       TITLE
         ---------                                       -----


JEFFREY L. SHAMES*                         Chairman, President (Principal
-------------------------------            Executive Officer) and Trustee
Jeffrey L. Shames


W. THOMAS LONDON*                         Treasurer (Principal Financial
-------------------------------           Officer and Principal Accounting
W. Thomas London                          Officer)


RICHARD B. BAILEY*                        Trustee
-------------------------------
Richard B. Bailey


MARSHALL N. COHAN*                        Trustee
-------------------------------
Marshall N. Cohan


LAWRENCE H. COHN, M.D.*                   Trustee
-------------------------------
Lawrence H. Cohn, M.D.

SIR J. DAVID GIBBONS*                     Trustee
-------------------------------
Sir J. David Gibbons


ABBY M. O'NEILL*                          Trustee
-------------------------------
Abby M. O'Neill


WALTER E. ROBB, III*                      Trustee
-------------------------------
Walter E. Robb, III


ARNOLD D. SCOTT*                          Trustee
-------------------------------
Arnold D. Scott



J. DALE SHERRATT*                         Trustee
-------------------------------
J. Dale Sherratt


WARD SMITH*                               Trustee
-------------------------------
Ward Smith


                                          *By:    JAMES R. BORDEWICK, JR.
                                               ----------------------------
                                          Name:   James R. Bordewick, Jr.
                                                   as Attorney-in-fact

                                          Executed by James R. Bordewick, Jr. on
                                          behalf of those indicated pursuant to
                                          (i) a Power of Attorney dated August
                                          11, 1994, incorporated by reference to
                                          the Registrant's Post-Effective
                                          Amendment No. 8 filed with the
                                          Securities and Exchange Commission via
                                          EDGAR on October 23, 1995; and (ii) a
                                          Power of Attorney dated February 19,
                                          1998, incorporated by reference to the
                                          Registrant's Post-Effective Amendment
                                          No. 12 filed with the Securities and
                                          Exchange Commission via EDGAR on
                                          February 27, 1998.

                                INDEX TO EXHIBITS


EXHIBIT NO.                DESCRIPTION OF EXHIBIT                       PAGE NO.
-----------                ----------------------                       --------


    1   (e)           Form of Certification of Amendment to the
                       Declaration of Trust - Establishment and
                       Designation of Classes.


   9    (b)           Legal Opinion Consent

   13                 Form of Amended and Restated Master Distribution
                       Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940; effective January 1, 1997, as amended and restated April 14, 1999.